Inventories (Movements of provision for inventory obsolescence during years) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories
Beginning of the year	¥ (187,427)	¥ (430,707)
Provision	(43,993)	(23,507)
Reversal	917	1,054
Write off	25,378	272,659
Currency translation differences	6,479	(6,926)
End of the year	¥ (198,646)	¥ (187,427)